Commitments and Contingencies (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Financial gurantee liabilities, Beginning balance	$ 1,083,295	$ 182,200
Recognition of financial guarantee liability			$ 182,200
Change in carrying value		901,095
Accretion	23,917
Financial gurantee liabilities, Ending balance	1,107,212	1,083,295	182,200
Current Financial Guarantee Liability Member
Statement [Line Items]
Financial guarantee liability, Beginning balance	864,515	182,200
Financial guarantee liability, Ending balance	667,042	218,780
Long Term Financial Guarantee Liability Member
Statement [Line Items]
Financial guarantee liability, Beginning balance	64,500
Financial guarantee liability, Ending balance	$ 440,170	$ 864,515	$ 182,200